Summary of Principal Accounting Policies (Details) - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Jan. 31, 2024	Dec. 31, 2023
Summary of Principal Accounting Policies [Line Items]
Recognized goodwill	$ 2,889,200						$ 2,889,200		$ 2,889,200
Impairment of investment	546,000						770,800
Revneues	10,345,500						25,953,200
Contract liabilities	1,761,400						1,761,400
Net losses	(3,155,100)	$ (3,572,600)	$ (1,935,700)	$ (1,637,100)	$ (1,571,100)	$ (1,236,900)	(8,663,400)	$ (4,445,100)
Accumulated deficits	(24,497,300)						(24,497,300)			(17,454,200)
Working capital	11,100,000						11,100,000
Cash	9,948,100						9,948,100			$ 3,129,800
Short Drama Streaming Platform Business [Member]
Summary of Principal Accounting Policies [Line Items]
Revneues	20,000						20,000
Cash [Member]
Summary of Principal Accounting Policies [Line Items]
Cash	$ 9,900,000						$ 9,900,000